Eaton Vance
Connecticut Municipal Income Fund
October 31, 2024
Portfolio of Investments (Unaudited)

Corporate Bonds — 0.8%
Security	Principal Amount (000's omitted)	Value
Education — 0.8%
Yale University, 0.873%, 4/15/25	$1,000	$ 980,714
Total Corporate Bonds (identified cost $984,725)		$ 980,714

Tax-Exempt Municipal Obligations — 95.7%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.7%
Connecticut, (Revolving Fund):
Green Bonds, 5.00%, 5/1/34	$1,000	$ 1,042,300
Green Bonds, 5.00%, 5/1/37	1,000	1,036,270
		$ 2,078,570
Education — 23.1%
Connecticut Health and Educational Facilities Authority, (Avon Old Farms School):
4.00%, 7/1/41	$600	$ 588,354
5.00%, 7/1/30	175	190,565
Connecticut Health and Educational Facilities Authority, (Brunswick School):
5.00%, 7/1/36	530	593,377
5.00%, 7/1/37	375	420,000
5.00%, 7/1/38	250	278,868
Connecticut Health and Educational Facilities Authority, (Connecticut College), 4.00%, 7/1/36	1,225	1,227,450
Connecticut Health and Educational Facilities Authority, (Fairfield University), 4.00%, 7/1/42	2,500	2,471,875
Connecticut Health and Educational Facilities Authority, (Hopkins School), 5.25%, 7/1/47	1,725	1,834,813
Connecticut Health and Educational Facilities Authority, (Quinnipiac University):
4.125%, 7/1/41	975	974,893
5.00%, 7/1/34	1,475	1,504,087
5.00%, 7/1/48	1,000	1,050,040
Connecticut Health and Educational Facilities Authority, (Sacred Heart University):
4.00%, 7/1/45	1,000	963,220
5.00%, 7/1/37	810	831,554
Connecticut Health and Educational Facilities Authority, (The Taft School):
4.00%, 7/1/28	135	139,651
4.00%, 7/1/29	100	103,380
Security	Principal Amount (000's omitted)	Value
Education (continued)
Connecticut Health and Educational Facilities Authority, (The Taft School): (continued)
4.00%, 7/1/30	$125	$ 128,791
4.00%, 7/1/33	430	438,080
4.00%, 7/1/34	1,130	1,146,848
4.00%, 7/1/36	560	564,822
Connecticut Health and Educational Facilities Authority, (University of New Haven):
5.00%, 7/1/34	810	820,911
5.00%, 7/1/35	850	859,664
Connecticut Health and Educational Facilities Authority, (Wesleyan University), 3.32%, 7/1/40(1)	4,000	4,000,000
Connecticut Health and Educational Facilities Authority, (Yale University):
2.00% to 7/1/26 (Put Date), 7/1/42	2,285	2,240,899
2.80% to 2/10/26 (Put Date), 7/1/48	2,000	1,987,460
3.60%, 7/1/36(2)	400	400,000
University of Connecticut, 5.50%, 11/15/53	1,500	1,682,520
		$ 27,442,122
Electric Utilities — 1.6%
Long Island Power Authority, NY, Electric System Revenue, 5.00%, 9/1/42	$725	$ 801,292
New York Power Authority, Green Bonds, 5.00%, 11/15/39	1,000	1,142,770
		$ 1,944,062
Escrowed/Prerefunded — 0.1%
Connecticut Higher Education Supplemental Loan Authority, (AMT), Prerefunded to 11/15/25, 4.125%, 11/15/33	$150	$ 150,864
		$ 150,864
General Obligations — 23.4%
Branford, CT:
4.00%, 10/15/41(3)	$1,000	$ 1,016,060
4.00%, 10/15/42(3)	1,000	1,008,870
Colchester, CT:
4.00%, 10/15/28	440	440,378
4.00%, 10/15/45	515	521,551
4.00%, 10/15/46	515	521,324
4.00%, 10/15/47	515	520,129
4.00%, 10/15/48	515	519,578
Connecticut:
4.00%, 6/15/34	1,500	1,502,190
4.00%, 1/15/38	1,000	1,014,770
4.00%, 6/15/39	300	303,282

Eaton Vance
Connecticut Municipal Income Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Connecticut: (continued)
4.00%, 6/15/41	$300	$ 301,500
Social Bonds, 4.00%, 1/15/43	1,000	998,630
Social Bonds, 5.00%, 11/15/42	1,500	1,638,720
Darien, CT, 4.00%, 4/15/48	1,125	1,121,603
East Haddam, CT:
3.00%, 12/1/35	400	371,028
3.00%, 12/1/37	335	306,187
Ellington, CT, 3.00%, 9/15/35	210	193,517
Groton, CT:
Green Bonds, 4.00%, 4/1/40	1,410	1,425,411
Green Bonds, 4.125%, 4/1/41	1,410	1,430,135
Naugatuck, CT, 5.25%, 10/15/43	275	302,085
North Haven, CT, 5.00%, 7/15/25	1,490	1,510,458
Norwalk, CT, 4.00%, 8/15/47	1,425	1,428,477
Puerto Rico:
0.00%, 7/1/33	750	512,865
5.625%, 7/1/27	340	353,950
5.625%, 7/1/29	1,250	1,345,438
South Windsor, CT, 4.00%, 2/1/43	1,425	1,437,896
Waterbury, CT, 5.00%, 8/1/37	1,150	1,262,171
West Haven, CT, 4.00%, 9/15/36	1,000	991,230
Westport, CT:
4.00%, 5/15/41	500	508,290
4.00%, 5/15/42	500	506,410
4.00%, 5/15/43	500	505,090
Windsor Locks, CT:
4.125%, 7/15/41	640	655,123
4.25%, 7/15/48	1,280	1,298,803
		$ 27,773,149
Hospital — 7.2%
Connecticut Health and Educational Facilities Authority, (Connecticut Children's Medical Center), 4.00%, 7/15/43	$1,535	$ 1,494,276
Connecticut Health and Educational Facilities Authority, (Nuvance Health):
4.00%, 7/1/41	1,000	944,430
4.00%, 7/1/49	1,500	1,349,835
Connecticut Health and Educational Facilities Authority, (Stamford Hospital):
4.00%, 7/1/39	500	491,470
4.00%, 7/1/46	1,620	1,487,241
Connecticut Health and Educational Facilities Authority, (Trinity Health Corp.), 5.00%, 12/1/33	2,000	2,045,700
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Connecticut Health and Educational Facilities Authority, (Yale-New Haven Health):
5.00%, 7/1/46	$150	$ 161,906
5.00% to 7/1/29 (Put Date), 7/1/49	500	539,720
		$ 8,514,578
Housing — 11.0%
Connecticut Housing Finance Authority:
4.00%, 11/15/38	$750	$ 752,205
Social Bonds, 4.20%, 11/15/38	1,000	1,003,450
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.00%, 5/15/35	700	693,042
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.45%, 11/15/44	2,000	1,998,500
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.55%, 11/15/37	1,000	1,021,860
Sustainability Bonds, 4.05%, 11/15/42	1,000	986,870
New Canaan Housing Authority, CT, (HANC Lakeview LLC), (FNMA), 4.00%, 12/1/34	1,000	1,000,780
Norwalk Housing Authority, CT, (Monterey Village Apartments), (FNMA), 4.40%, 9/1/42	2,000	1,980,080
Rhode Island Housing and Mortgage Finance Corp., Social Bonds, (GNMA), 4.50%, 10/1/49	1,685	1,685,084
Waterbury Housing Authority, CT, Social Bonds, (FNMA), 4.25%, 7/1/39	2,000	1,970,680
		$ 13,092,551
Insured - Education — 3.8%
Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School):
(AMBAC), Escrowed to Maturity, 5.25%, 7/1/30	$1,950	$ 2,192,444
(AMBAC), Escrowed to Maturity, 5.25%, 7/1/31	2,050	2,336,221
		$ 4,528,665
Insured - General Obligations — 7.7%
Bridgeport, CT:
(AGM), 5.00%, 8/15/33	$2,455	$ 2,527,423
(BAM), 5.00%, 7/1/40	500	554,055
Hamden, CT, (BAM), 5.00%, 8/15/32	1,375	1,538,061
New Britain, CT:
(BAM), 4.00%, 3/1/47	2,000	1,948,740
(BAM), 5.00%, 3/1/47	1,000	1,052,300
New Haven, CT:
(AGM), 5.00%, 8/1/25	1,000	1,001,140
(BAM), 5.25%, 8/1/43	500	544,025
		$ 9,165,744

Eaton Vance
Connecticut Municipal Income Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Hospital — 0.9%
Connecticut Health and Educational Facilities Authority, (Hartford HealthCare Obligated Group), (AGM), 4.00%, 7/1/37	$1,000	$ 1,017,250
		$ 1,017,250
Senior Living/Life Care — 2.7%
Connecticut Health and Educational Facilities Authority, (Church Home of Hartford, Inc.), 5.00%, 9/1/46(4)	$1,000	$ 981,680
Connecticut Health and Educational Facilities Authority, (Covenant Home, Inc.):
5.00%, 12/1/25	500	501,950
5.00%, 12/1/34	1,000	1,011,450
Connecticut Health and Educational Facilities Authority, (Jerome Home), 4.00%, 7/1/31	235	233,223
Connecticut Health and Educational Facilities Authority, (McLean Affiliates, Inc.), 5.00%, 1/1/45(4)	500	460,570
		$ 3,188,873
Special Tax Revenue — 5.3%
American Samoa Economic Development Authority, 5.00%, 9/1/38(4)	$200	$ 199,694
Connecticut, Special Tax Obligation Bonds:
4.00%, 8/1/35	2,000	2,002,580
4.00%, 5/1/38	1,000	1,015,240
5.00%, 7/1/39	500	559,765
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 5/1/40	1,000	1,113,710
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	1,360	1,363,114
		$ 6,254,103
Student Loan — 2.9%
Connecticut Higher Education Supplemental Loan Authority:
(AMT), 4.00%, 11/15/36	$565	$ 556,898
(AMT), 4.125%, 11/15/40	1,750	1,722,000
(AMT), 4.25%, 11/15/38	650	651,566
(AMT), 5.00%, 11/15/28	250	262,368
(AMT), 5.00%, 11/15/29	220	230,492
		$ 3,423,324
Transportation — 1.7%
Connecticut Airport Authority, (Ground Transportation Center), (AMT), 4.00%, 7/1/49	$1,000	$ 916,320
Port Authority of New York and New Jersey, 5.00%, 9/1/40	1,000	1,121,750
		$ 2,038,070
Security	Principal Amount (000's omitted)	Value
Water and Sewer — 2.6%
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.25%, 6/15/53	$1,500	$ 1,652,100
Stamford, CT, (Water Pollution Control System):
4.00%, 4/1/44	1,000	1,001,280
5.00%, 9/15/29	200	203,370
5.00%, 9/15/30	125	127,051
5.00%, 4/1/34	100	108,279
		$ 3,092,080
Total Tax-Exempt Municipal Obligations (identified cost $113,485,754)		$113,704,005

Taxable Municipal Obligations — 3.5%
Security	Principal Amount (000's omitted)	Value
General Obligations — 3.5%
Connecticut:
3.136%, 4/15/25	$770	$ 764,857
4.807%, 5/1/31	1,000	1,011,640
Naugatuck, CT:
1.14%, 9/15/26	200	188,062
1.40%, 9/15/27	250	229,380
1.60%, 9/15/28	255	228,796
1.79%, 9/15/29	750	659,640
Norwalk, CT, 1.381%, 7/15/29	1,000	872,630
Watertown, CT, 2.25%, 10/15/33	290	235,468
Total Taxable Municipal Obligations (identified cost $4,338,474)		$ 4,190,473

Eaton Vance
Connecticut Municipal Income Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Trust Units — 0.5%
Security	Notional Amount (000's omitted)	Value
Transportation — 0.5%
HTA TRRB 2005L-745190R75 Assured Custodial Trust, 5.25%, 7/1/41	$550	$ 534,394
Total Trust Units (identified cost $554,287)		$ 534,394
Total Investments — 100.5% (identified cost $119,363,240)		$119,409,586
Other Assets, Less Liabilities — (0.5)%		$ (621,613)
Net Assets — 100.0%		$118,787,973
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at October 31, 2024.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at October 31, 2024.
(3)	When-issued security.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2024, the aggregate value of these securities is $1,641,944 or 1.4% of the Fund's net assets.
The Fund invests primarily in debt securities issued by Connecticut municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At October 31, 2024, 12.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 3.8% to 4.7% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association

The Fund did not have any open derivative instruments at October 31, 2024.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Connecticut Municipal Income Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

At October 31, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 980,714	$ —	$ 980,714
Tax-Exempt Municipal Obligations	—	113,704,005	—	113,704,005
Taxable Municipal Obligations	—	4,190,473	—	4,190,473
Trust Units	—	534,394	—	534,394
Total Investments	$ —	$119,409,586	$ —	$119,409,586
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semi-annual or annual report to shareholders.